Income Taxes - Schedule of Statutory Income Actual Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total Provision for Income Taxes	$ (313)	$ (657)
Coinshares International Limited [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory Income Tax expense
Non-deductible Expenses			833	85	38
Non-taxable Income			(379)	(23)	(284)
Fixed Asset Capital Allowances			(3)	(27)	(19)
Other Differences			26	(480)	192
Difference in foreign tax rates			(291)	(48)	201
Change in Valuation Allowance			916	1,428	587
Tax Credits			(653)
Other
Total Provision for Income Taxes			$ 449	$ 935	$ 715